Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information:

19.Segment information:

The Company during 2018 operated in four reportable segments from which it derived its revenues: drybulk, offshore support, tanker and gas carrier segments. The Company, after selling its whole tanker fleet during 2015, re-entered the tanker market through the acquisition of six tanker vessels which were delivered during 2017 and 2018 (Note 7). The Company also entered during 2017 the gas carrier market through the acquisition of four VLGCs that were disposed to unaffiliated buyers during the fourth quarter of 2018 (Notes 6, 7). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes. The gas carrier segment consisted of vessels for the transportation of liquefied petroleum gas.

The tables below present information about the Company’s reportable segments as of and for the years ended December 31, 2016, 2017 and 2018, and the column “Other” relates to the Company’s investment in Heidmar (Notes 4, 10). The year that the Company had no ownership in the gas carrier segment is not presented in the below table. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis. The Company also measures segment performance based on net income.

Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk segment			Offshore support segment			Tanker segment			Gas Carrier segment		Other		Total
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2017	2018	2017	2018	2016	2017	2018
Revenues	$30,777	$65,723	$94,369	$21,157	$3,819	$-	$-	$20,858	$57,004	$10,316	$34,762	$-	$-	$51,934	$100,716	$186,135
Vessels’ operating expenses	(32,512)	(40,026)	(44,550)	(14,924)	(5,659)	(836)	(7)	(8,830)	(12,698)	(5,745)	(10,307)	-	-	(47,443)	(60,260)	(68,391)
Depreciation	-	(7,326)	(12,091)	(3,466)	(950)	(852)	-	(4,652)	(8,772)	(2,038)	(4,166)	-	-	(3,466)	(14,966)	(25,881)
Goodwill impairment	-	-	-	(7,002)	-	-	-	-	-	-	-	-	-	(7,002)	-	-
Impairment loss, gain/(loss) from sale of vessels and vessel owning companies and other	(35,470)	4,425	26,940	(70,873)	(300)	(9,465)	-	-	(291)	-	(7,561)	-	-	(106,343)	4,125	9,623
General and administrative expenses	(29,822)	(19,095)	(15,896)	(9,849)	(7,677)	(5,105)	(37)	(2,384)	(3,838)	(1,816)	(3,475)	-	-	(39,708)	(30,972)	(28,314)
Gain/(loss) on interest rate swaps	(917)	-	-	-	-	-	514	-	-	-	-	-	-	403	-	-
Gain on debt restructuring	10,477	-	-	-	-	-	-	-	-	-	-	-	-	10,477	-	-
Income taxes	-	(56)	-	(38)	(20)	(6)	-	-	-	(76)	-	-	-	(38)	(152)	(6)
Net income/(loss)	(69,966)	(23,676)	33,389	(86,553)	(13,322)	(16,991)	(713)	(4,492)	4,577	(1,054)	805	-	-	(198,686)	(42,544)	21,780
Interest and finance cost	(8,706)	(13,476)	(9,607)	(93)	(24)	(2)	(58)	(4)	(4,857)	(1,203)	(7,313)	-	-	(8,857)	(14,707)	(21,779)
Interest income	66	1,310	2,501	13	25	3	2	-	63	30	266	-	-	81	1,365	2,833
Change in fair value of derivatives (gain)/loss	(1,957)	-	-	-	-	-	(236)	-	-	-	-	-	-	(2,193)	-	-
Total assets	$162,532	$348,657	$663,235	$31,191	$26,871	$17,771	$7	$202,543	$296,256	$322,854	$43	$34,000	$34,000	$193,730	$934,925	$1,011,305

The revenue shown in the table below is analyzed by country based upon the location where the operation of the offshore support vessels took place:

	Year ended December 31,
Country	2016	2017	2018
Brazil	19,312	5,018	-
Europe	1,800	-	-
Total revenues	$21,112	$5,018	$-

As of December 31, 2016, three of the offshore support vessels either operated or were idle in Brazil and the remaining offshore support vessels were laid up in Europe. As of December 31, 2017 and 2018, all of the Company’s offshore support vessels were laid up.

The Company’s drybulk, tanker and gas carrier vessels operated on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.